Morgan Stanley All Star Growth Fund
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2002


Dear Shareholder:

During the six-month period ended January 31, 2002, poor economic conditions and acts of terrorism affected the U.S. equity markets. Announcements of company layoffs, which had been cause for concern among consumers as well as investors even before the September 11 attacks, further eroded consumer confidence to its lowest level in more than five years. Factory orders declined and companies continued to cut prices to increase consumer spending.

By the end of 2001, the equity markets had improved dramatically from their lows registered in late September. The economic picture seemed to be improving as well, with retail sales rising dramatically. Auto sales were particularly strong, driven by low-interest-rate incentives. Consumer confidence numbers improved and home sales continued to increase. The optimism of the markets grew further as the campaign against terrorism progressed ahead of schedule. The Federal Reserve Board cut interest rates five times during the period under review, from 3.75 percent to 1.75 percent. We expect these cuts to accelerate the economy further into recovery in 2002.

Performance

For the six-month period ended January 31, 2002, Morgan Stanley All Star Growth Fund's Class A, B, C and D shares returned -8.80 percent, -9.07 percent, -9.07 percent and -8.57 percent, respectively. For the same period, for the Standard & Poor's 500 Stock Index (S&P 500) returned -6.01 percent.* The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund utilizes a multi-manager investment approach whereby separate portions of the Fund's assets are managed according to four different investment strategies, each based on the distinct investment style of the particular manager. The four investment strategies include 1.) the Mid-Cap Strategy, 2.) the Selected Focus Strategy, 3.) the Aggressive Growth Strategy and 4.) the Sector Rotation Strategy. During the period under review, the Fund was well diversified among growth companies across the capitalization spectrum.

Stock selection, which lagged the S&P 500 in six of 10 sectors, was the primary cause of the Fund's underperformance. The two largest sectors in the Fund are technology and health care, together


--------------
* The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley All Star Growth Fund
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2002 continued


representing 48 percent of the portfolio. Although stock selection in technology was the biggest detractor from overall performance, holdings in such semiconductor chip names as Intel and NVIDIA participated in the fourth quarter stock-market runup and contributed positively to performance. Network Associates, a small position in the portfolio, also contributed positively to performance, as attention to security has increased.

Health care, which declined less than the overall S&P 500, is the Fund's second largest sector weighting and represents the largest overweighting relative to the Index. However, stock selection within this sector lagged that of the Index. The Fund's portfolio currently maintains exposure to both stable growth companies, including large-cap pharmaceuticals, diagnostic testing and hospital management, and higher-beta biotechnology names.

Looking Ahead

We remain cautiously optimistic about the outlook for the U.S. economy and stock market. Since World War II, the average recession has lasted ten months. If the current recession began in March 2001, as many economists now believe, this suggests that the current recession may be nearly over. Furthermore, the U.S. stock market historically rises as the Fed completes the process of lowering interest rates. The S&P 500 has appreciated 11 of the 12 times that the Fed has stopped reducing rates since 1954. Although the Fed may lower rates further, interest rates are at historically low levels and the Fed's January meeting was the first in a year that did not conclude with an interest-rate reduction.

We appreciate your ongoing support of Morgan Stanley All Star Growth Fund and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

Morgan Stanley All Star Growth Fund
FUND PERFORMANCE o JANUARY 31, 2002


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                           CLASS A SHARES*
---------------------------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
Since Inception (2/26/01)            (22.30)%(1)         (26.38)%(2)

                          CLASS B SHARES**
---------------------------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
Since Inception (2/26/01)            (22.80)%(1)         (26.66)%(2)

                          CLASS C SHARES+
---------------------------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
Since Inception (2/26/01)            (22.80)%(1)         (23.57)%(2)

                          CLASS D SHARES++
--------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
Since Inception (2/26/01)            (22.10)%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED)

  NUMBER OF
    SHARES                                                    VALUE
------------------------------------------------------------------------
                       Common Stocks (96.8%)
                       Advertising/Marketing Services (0.6%)
    11,300             Dun & Bradstreet Corp.* .........   $    388,720
    11,100             Harte-Hanks Inc. ................        319,125
    30,400             Lamar Advertising Co.* ..........      1,102,608
     1,200             Omnicom Group, Inc. .............        104,844
    11,400             Valassis Communications, Inc.* ..        421,344
                                                           ------------
                                                              2,336,641
                                                           ------------
                       Aerospace & Defense (3.4%)
     6,000             Alliant Techsystems, Inc.* ......        534,000
     6,900             EDO Corp. .......................        179,676
    31,850             General Dynamics Corp. ..........      2,852,486
    19,400             L-3 Communications Holdings,
                         Inc.* .........................      1,988,888
    57,700             Lockheed Martin Corp. ...........      3,056,369
    14,600             Northrop Grumman Corp. ..........      1,629,506
    28,600             Raytheon Co. ....................      1,094,522
    88,800             Titan Corp. (The)* ..............      1,983,792
                                                           ------------
                                                             13,319,239
                                                           ------------
                       Air Freight/Couriers (0.4%)
    28,300             FedEx Corp.* ....................      1,515,465
                                                           ------------
                       Aluminum (0.2%)
     5,700             Alcan Inc. (Canada) .............        221,502
    15,100             Alcoa, Inc. .....................        541,335
                                                           ------------
                                                                762,837
                                                           ------------
                       Apparel/Footwear (0.6%)
    25,300             Coach, Inc.* ....................      1,167,595
    12,900             Nike, Inc. (Class B) ............        772,839
    11,000             Reebok International Ltd.* ......        325,820
                                                           ------------
                                                              2,266,254
                                                           ------------
                       Apparel/Footwear Retail (1.2%)
     9,200             Abercrombie & Fitch Co.
                         (Class A)* ....................        244,260
     8,000             American Eagle Outfitters, Inc.*.        203,520
     6,000             AnnTaylor Stores Corp.* .........        232,500
    13,250             Chico's FAS, Inc.* ..............        396,837
     6,200             Hot Topic, Inc.* ................        207,886
    27,002             Industria de Diseno Textil, S.A.
                         (Spain) .......................        513,000
    13,700             Intimate Brands, Inc. ...........   $    250,025
    14,600             Limited, Inc. (The) .............        270,830
    13,300             Nordstrom, Inc. .................        336,490
    17,200             Ross Stores, Inc. ...............        624,876
    29,100             TJX Companies, Inc. (The) .......      1,202,994
                                                           ------------
                                                              4,483,218
                                                           ------------
                       Auto Parts: O.E.M. (0.2%)
     8,700             American Axle & Manufacturing
                         Holdings, Inc.* ...............        234,900
    15,600             Delphi Automotive Systems Corp. .        222,924
     5,900             Johnson Controls, Inc. ..........        495,954
                                                           ------------
                                                                953,778
                                                           ------------
                       Beverages: Alcoholic (1.0%)
    86,200             Anheuser-Busch Companies, Inc. ..      4,074,674
                                                           ------------
                       Beverages: Non-Alcoholic (0.2%)
    37,900             Pepsi Bottling Group, Inc. (The).        873,595
                                                           ------------
                       Biotechnology (4.0%)
    11,500             Affymetrix, Inc.* ...............        323,725
    29,800             Amgen Inc.* .....................      1,653,900
    10,200             Cephalon, Inc.* .................        668,916
    23,900             Genentech, Inc.* ................      1,181,855
    27,600             Genzyme Corp. (General Division)*      1,258,836
    53,600             Gilead Sciences, Inc.* ..........      3,505,976
    10,600             ICOS Corp.* .....................        453,680
    48,200             IDEC Pharmaceuticals Corp.*            2,865,972
    20,300             InterMune Inc.* .................        862,750
    17,730             MedImmune, Inc.* ................        751,220
     6,300             Myriad Genetics, Inc.* ..........        267,120
     9,500             Neurocrine Biosciences, Inc.*            395,295
     8,600             NPS Pharmaceuticals, Inc.* ......        258,000
    42,400             Serono S.A. (ADR) (Switzerland)..        852,240
    10,600             Transkaryotic Therapies, Inc.* ..        411,810
                                                           ------------
                                                             15,711,295
                                                           ------------



                       Broadcasting (1.3%)
     3,300             Clear Channel Communications,
                         Inc.* .........................        151,932


                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) continued


  NUMBER OF
   SHARES                                                        VALUE
---------------------------------------------------------------------------
    17,900             Hispanic Broadcasting Corp.*           $    421,366
     9,000             Radio One, Inc. (Class D)* .........        157,590
    23,400             Univision Communications, Inc.
                         (Class A)* .......................        818,532
    94,200             USA Networks, Inc.* ................      2,693,178
    21,600             Westwood One, Inc.* ................        667,440
                                                              ------------
                                                                 4,910,038
                                                              ------------
                       Building Products (0.5%)
    14,600             American Standard Companies, Inc.*..        944,620
    37,700             Dal-Tile International Inc.* .......        869,739
                                                              ------------
                                                                 1,814,359
                                                              ------------
                       Cable/Satellite TV (0.9%)
    15,900             Adelphia Communications Corp.
                         (Class A)* .......................        410,379
     7,900             Cablevision Systems Corp. - New York
                         Group (Class A)*..................        334,170
    30,100             Cablevision Systems Corp. - Rainbow
                         Media Group* .....................        814,506
     6,200             Comcast Corp. (Class A Special)* ...        220,286
  127,000              Liberty Media Corp. (Class A)*......      1,651,000
                                                              ------------
                                                                 3,430,341
                                                              ------------
                       Casino/Gaming (0.4%)
   25,100              GTECH Holdings Corp.* ..............      1,277,841
   11,400              Harrah's Entertainment, Inc.*.......        435,138
                                                              ------------
                                                                 1,712,979
                                                              ------------
                       Catalog/Specialty Distribution (0.1%)
    5,800              Lands' End, Inc.* ..................        285,244
                                                              ------------
                       Chemicals: Major Diversified (0.1%)
    5,300              Eastman Chemical Co. ...............        212,848
                                                              ------------
                       Chemicals: Specialty (0.2%)
    2,300              Air Products & Chemicals, Inc.              106,375
   12,300              Georgia Gulf Corp. .................        244,770
   16,500              Olin Corp. .........................        237,435
                                                              ------------
                                                                   588,580
                                                              ------------
                       Computer Communications (2.9%)
   49,000              Brocade Communications Systems,
                         Inc.* ............................      1,783,600
  254,000              Cisco Systems, Inc.* ...............      5,024,120
   37,000              Emulex Corp.* ......................   $  1,702,370
   11,100              Extreme Networks, Inc.* ............        154,734
   63,900              Finisar Corp.* .....................        752,103
    4,000              McDATA Corp. (Class A)* ............         99,200
   30,600              McDATA Corp. (Class B)* ............        804,780
   45,600              Riverstone Networks Inc. ...........        778,392
                                                              ------------
                                                                11,099,299
                                                              ------------
                       Computer Peripherals (0.7%)
    7,100              Advanced Digital Information Corp.*.        118,925
    7,300              ATI Technologies Inc. (Canada)* ....         99,572
   20,000              Mercury Computer Systems, Inc.* ....        727,200
    7,100              Network Appliance, Inc.* ...........        127,445
   18,900              QLogic Corp.* ......................        924,777
   31,500              Storage Technology Corp.* ..........        770,805
                                                              ------------
                                                                 2,768,724
                                                              ------------
                       Computer Processing Hardware (1.7%)
   22,800              Compaq Computer Corp. ..............        281,580
   81,600              Dell Computer Corp.* ...............      2,239,920
   33,950              International Business Machines
                         Corp. ............................      3,662,865
   37,600              Sun Microsystems, Inc.* ............        404,576
                                                              ------------
                                                                 6,588,941
                                                              ------------
                       Containers/Packaging (0.2%)
    5,800              Ball Corp. .........................        456,460
   14,400              Pactiv Corp.* ......................        259,200
    3,900              Sonoco Products Co. ................        103,545
                                                              ------------
                                                                   819,205
                                                              ------------
                       Contract Drilling (0.1%)
    8,500              ENSCO International Inc. ...........        202,300
   12,300              GlobalSantaFe Corp. ................        349,320
                                                              ------------
                                                                   551,620
                                                              ------------
                       Data Processing Services (2.1%)
   17,100              Acxiom Corp.* ......................        240,084
   20,800              Affiliated Computer Services, Inc.
                         (Class A)* .......................      1,989,520
   19,100              Bisys Group, Inc. (The)* ...........      1,175,987
   61,700              Concord EFS, Inc.* .................      1,798,555
   11,200              DST Systems, Inc.* .................        489,216

                        See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) continued


  NUMBER OF
    SHARES                                                      VALUE
------------------------------------------------------------------------
    16,600             First Data Corp. .................   $  1,373,318
    27,850             Fiserv, Inc.* ....................      1,181,954
                                                            ------------
                                                               8,248,634
                                                            ------------
                       Department Stores (0.3%)
     5,100             Federated Department Stores, Inc.*        212,262
    16,700             Sears, Roebuck & Co. .............        882,428
                                                            ------------
                                                               1,094,690
                                                            ------------
                       Discount Stores (3.0%)
    64,950             BJ's Wholesale Club, Inc.* .......      3,088,372
     7,600             Costco Wholesale Corp.* ..........        349,600
    52,600             Dollar Tree Stores, Inc.* ........      1,736,326
     6,600             Family Dollar Stores, Inc. .......        222,618
    13,000             Target Corp. .....................        577,330
    95,150             Wal-Mart Stores, Inc. ............      5,707,097
                                                            ------------
                                                              11,681,343
                                                            ------------
                       Electric Utilities (0.2%)
    14,800             Dominion Resources, Inc. .........        871,276
                                                            ------------
                       Electrical Products (0.1%)
    10,400             02Micro International Ltd.
                         (Cayman Islands)* ..............        251,472
     1,900             Emerson Electric Co. .............        110,086
                                                            ------------
                                                                 361,558
                                                            ------------
                       Electronic Components (0.0%)
     7,500             Flextronics International, Ltd.
                         (Singapore)* ...................        166,500
                                                            ------------
                       Electronic Distributors (0.5%)
    16,800             Avnet, Inc. ......................        447,720
    17,000             CDW Computer Centers, Inc.*.......        941,460
    14,000             Tech Data Corp.* .................        707,280
                                                            ------------
                                                               2,096,460
                                                            ------------
                       Electronic Equipment/Instruments (0.5%)
    11,500             Diebold, Inc. ....................        450,225
    11,100             Kronos, Inc.* ....................        599,400
    25,000             PerkinElmer, Inc. ................        737,500
                                                            ------------
                                                               1,787,125
                                                            ------------
                       Electronic Production Equipment (1.4%)
    18,200             Celestica, Inc.* .................        768,040
    35,000             KLA-Tencor Corp.* ................      2,004,800
    28,100             Lam Research Corp.* ..............        653,606
    11,500             Mentor Graphics Corp.* ...........        283,015
    22,200             Novellus Systems, Inc.* ..........   $    948,162
     4,200             Photon Dynamics, Inc.* ...........        168,588
     4,800             Photronics, Inc.* ................        166,992
    11,100             Synopsys, Inc.* ..................        575,868
                                                            ------------
                                                               5,569,071
                                                            ------------
                       Electronics/Appliance Stores (1.3%)
    24,400             Best Buy Co., Inc.* ..............      1,805,600
    61,900             Blockbuster, Inc. (Class A) ......      1,207,050
    62,600             Circuit City Stores, Inc. -
                         Circuit City Group .............      1,867,984
                                                            ------------
                                                               4,880,634
                                                            ------------
                       Electronics/Appliances (0.1%)
    11,500             Maytag Corp. .....................        366,620
                                                            ------------
                       Engineering & Construction (0.1%)
     5,800             Jacobs Engineering Group, Inc.* ..        371,200
                                                            ------------
                       Environmental Services (0.1%)
    14,000             Waste Management, Inc. ...........        403,480
                                                            ------------
                       Finance/Rental/Leasing (2.5%)
    18,700             Capital One Financial Corp. ......        938,179
     5,700             Fannie Mae .......................        461,415
    78,450             Freddie Mac ......................      5,265,564
     6,600             Ryder System, Inc. ...............        164,868
    33,500             USA Education Inc. ...............      3,015,000
                                                            ------------
                                                               9,845,026
                                                            ------------






                       Financial Conglomerates (2.0%)
  140,400              Citigroup, Inc.** ................      6,654,960
    5,600              Investors Financial Services Corp.        389,760
    9,300              Prudential Financial, Inc.* ......        288,765
    5,600              State Street Corp. ...............        301,168
                                                            ------------
                                                               7,634,653
                                                            ------------
                       Financial Publishing/Services (0.6%)
   11,700              Moody's Corp. ....................        438,984
   60,800              SunGard Data Systems Inc.*........      1,823,392
                                                            ------------
                                                               2,262,376
                                                            ------------
                       Food Retail (0.6%)
   37,250              Safeway Inc.* ....................      1,506,762
   16,900              Whole Foods Market, Inc.* ........        723,320
                                                            ------------
                                                               2,230,082
                                                            ------------

                        See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) continued


NUMBER OF
  SHARES                                                   VALUE
--------------------------------------------------------------------
                   Food: Major Diversified (2.2%)
  13,500           General Mills, Inc. ..............   $    668,925
  96,200           Kraft Foods Inc. (Class A) .......      3,565,172
  82,540           PepsiCo, Inc. ....................      4,134,429
                                                        ------------
                                                           8,368,526
                                                        ------------
                   Food: Meat/Fish/Dairy (0.6%)
  14,500           Dean Foods Co.* ..................        948,300
  14,400           Dreyer's Grand Ice Cream, Inc. ...        555,840
  17,400           Hormel Foods Corp. ...............        452,226
  13,700           Smithfield Foods, Inc.* ..........        304,140
                                                        ------------
                                                           2,260,506
                                                        ------------
                   Food: Specialty/Candy (0.1%)
   1,400           Hershey Foods Corp. ..............         98,518
   6,000           McCormick & Co., Inc. (Non-Voting)        265,200
                                                        ------------
                                                             363,718
                                                        ------------
                   Forest Products (0.1%)
   5,000           Plum Creek Timber Co., Inc. ......        151,000
   5,500           Weyerhaeuser Co. .................        320,760
                                                        ------------
                                                             471,760
                                                        ------------
                   Home Building (0.2%)
   5,700           Centex Corp. .....................        339,036
   2,200           D.R. Horton, Inc. ................         82,368
   6,000           KB HOME ..........................        258,360
                                                        ------------
                                                             679,764
                                                        ------------
                   Home Furnishings (0.3%)
  11,400           Furniture Brands International,
                     Inc.* ..........................        419,178
  11,200           Mohawk Industries, Inc.* .........        615,552
                                                        ------------
                                                           1,034,730
                                                        ------------
                   Home Improvement Chains (1.2%)
  89,800           Home Depot, Inc. (The) ...........      4,498,082
                                                        ------------
                   Hospital/Nursing Management (1.8%)
  68,400           HCA Inc. .........................      2,907,000
 109,500           Health Management Associates, Inc.
                     (Class A)*......................      2,127,585
  33,000           Tenet Healthcare Corp.* ..........      2,105,070
                                                        ------------
                                                           7,139,655
                                                        ------------
                   Hotels/Resorts/Cruiselines (0.5%)
  40,500           Carnival Corp. ...................   $  1,095,120
   8,100           Marriott International, Inc.
                     (Class A) ......................        330,318
  19,800           Starwood Hotels & Resorts
                     Worldwide, Inc. ................        678,150
                                                        ------------
                                                           2,103,588
                                                        ------------
                   Household/Personal Care (0.4%)
  11,300           Clorox Co. .......................        460,814
  23,000           Dial Corp. (The) .................        370,300
  12,400           International Flavors &
                     Fragrances, Inc. ...............        373,116
   4,000           Procter & Gamble Co. (The) .......        326,720
                                                        ------------
                                                           1,530,950
                                                        ------------
                   Industrial Conglomerates (2.1%)
 187,050           General Electric Co. .............      6,948,908
   1,500           Minnesota Mining & Manufacturing
                     Co. ............................        166,200
   6,100           SPX Corp. ........................        696,376
   5,600           United Technologies Corp. ........        384,888
                                                        ------------
                                                           8,196,372
                                                        ------------
                   Industrial Machinery (0.1%)
   3,000           Illinois Tool Works Inc.* ........        214,140
   4,400           Parker-Hannifin Corp. ............        215,776
                                                         ------------
                                                              429,916
                                                         ------------







                   Industrial Specialties (0.3%)
   6,500           Cabot Microelectronics Corp.*             430,820
   5,600           Donaldson Co., Inc. ..............        207,256
   8,000           Ecolab, Inc. .....................        342,320
  16,000           RPM, Inc. ........................        236,160
                                                        ------------
                                                           1,216,556
                                                        ------------
                   Information Technology Services (0.5%)
  26,200           Accenture Ltd. (Class A)
                     (Bermuda)* .....................        675,436
   2,664           National Instruments Corp.* ......        102,937
  28,200           PeopleSoft, Inc.* ................        916,218

                      See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) continued


  NUMBER OF
    SHARES                                                VALUE
-------------------------------------------------------------------
    11,800        Reynolds & Reynolds Co. (Class A).   $    315,060
     3,700        Tier Technologies, Inc. (Class B)*         68,450
                                                       ------------
                                                          2,078,101
                                                       ------------
                  Insurance Brokers/Services (0.4%)
     3,100        Brown & Brown, Inc. ..............        107,725
    12,700        ChoicePoint Inc.* ................        668,020
    27,800        Gallagher (Arthur J.) & Co. ......        917,400
                                                       ------------
                                                          1,693,145
                                                       ------------
                  Integrated Oil (0.3%)
     3,600        ChevronTexaco Corp. ..............        301,680
    12,100        Murphy Oil Corp. .................        955,900
                                                       ------------
                                                          1,257,580
                                                       ------------
                  Internet Software/Services (1.4%)
    10,000        BEA Systems, Inc.* ...............        181,300
    18,900        Business Objects S.A. (ADR)
                    (France)* ......................        761,350
    18,500        F5 Networks, Inc.* ...............        432,530
    31,900        Internet Security Systems, Inc.*..      1,305,348
    11,100        Overture Services, Inc.* .........        406,038
    10,300        PEC Solutions, Inc.* .............        271,405
    16,900        Retek, Inc.* .....................        408,135
     8,900        Siebel Systems, Inc.* ............        314,971
    21,900        VeriSign, Inc.* ..................        675,834
    41,300        Yahoo! Inc.* .....................        712,012
                                                       ------------
                                                          5,468,923
                                                       ------------
                  Investment Banks/Brokers (1.3%)
    17,100        Bear Stearns Companies, Inc. (The)        994,365
    23,700        Goldman Sachs Group, Inc. (The)...      2,061,426
     8,250        Investment Technology Group,
                    Inc.* ..........................        361,350
    11,400        Legg Mason, Inc. .................        596,904
     6,700        Lehman Brothers Holdings, Inc. ...        433,959
    10,700        Merrill Lynch & Co., Inc. ........        545,486
                                                       ------------
                                                          4,993,490
                                                       ------------
                  Investment Managers (0.4%)
    10,000        Affiliated Managers Group, Inc.*..   $    687,800
     8,100        Federated Investors, Inc.
                  (Class B) ........................        259,119
     8,850        John Nuveen Co. (The) (Class A)           469,050
                                                       ------------
                                                          1,415,969
                                                       ------------
                  Major Banks (0.9%)
    14,800        Bank of America Corp. ............        932,844
     5,400        Bank One Corp. ...................        202,500
     7,400        Comerica, Inc. ...................        416,546
     7,700        FleetBoston Financial Corp. ......        258,874
    24,600        SouthTrust Corp. .................        606,144
    20,900        Wells Fargo & Co. ................        969,551
                                                       ------------
                                                          3,386,459
                                                       ------------
                  Major Telecommunications (0.6%)
     6,800        BellSouth Corp. ..................        272,000
    46,500        Verizon Communications Inc. ......      2,155,275
                                                       ------------
                                                          2,427,275
                                                       ------------
                  Managed Health Care (1.0%)
    87,100        Caremark Rx, Inc.* ...............      1,437,150
    17,000        Oxford Health Plans, Inc.* .......        628,660
    17,100        UnitedHealth Group Inc. ..........      1,271,385
     5,800        Wellpoint Health Networks, Inc.*..        735,962
                                                       ------------
                                                          4,073,157
                                                       ------------
                  Media Conglomerates (0.7%)
    69,200        AOL Time Warner Inc.* ............      1,820,652
    18,700        Viacom, Inc. (Class B) * .........        747,813
                                                       ------------
                                                          2,568,465
                                                       ------------
                  Medical Distributors (0.8%)
    21,000        AmerisourceBergen Corp. ..........      1,359,330
     5,400        Andrx Group * ....................        317,196
     3,100        Cardinal Health, Inc. ............        204,321
    11,400        Henry Schein, Inc.* ..............        523,146
     5,400        McKesson HBOC, Inc. ..............        207,900
    11,900        Patterson Dental Co.* ............        478,261
                                                       ------------
                                                          3,090,154
                                                       ------------
                  Medical Specialties (4.2%)
    17,200        Apogent Technologies Inc.* .......        431,376
    24,100        Baxter International, Inc. .......      1,345,503

                        See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) continued


  NUMBER OF
   SHARES                                                    VALUE
---------------------------------------------------------------------
    11,900        Beckman Coulter, Inc. ..............   $    554,064
    16,200        Biomet, Inc. .......................        523,098
    16,100        Boston Scientific Corp.* ...........        361,767
    54,000        Cytyc Corp.* .......................      1,226,340
    11,300        DENTSPLY International, Inc. .......        558,785
     6,300        Diagnostic Products Corp. ..........        247,149
     4,300        Digene Corp.* ......................        105,952
    11,300        Edwards Lifesciences Corp.*.........        304,309
    39,700        Guidant Corp.* .....................      1,907,585
    11,400        Hillenbrand Industries, Inc. .......        653,106
    46,600        Medtronic, Inc. ....................      2,295,982
    36,300        St. Jude Medical, Inc.* ............      2,878,590
    23,400        Stryker Corp. ......................      1,374,516
    30,300        Varian Medical Systems, Inc.*.......      1,193,820
    10,490        Zimmer Holdings, Inc.* .............        341,240
                                                         ------------
                                                           16,303,182
                                                         ------------
                  Medical/Nursing Services (0.3%)
    22,700        Lincare Holdings, Inc.* ............        603,366
    17,400        Pediatrix Medical Group, Inc.*......        581,160
                                                         ------------
                                                            1,184,526
                                                         ------------
                  Miscellaneous Commercial
                    Services (0.4%)
    28,000        IKON Office Solutions, Inc. ........        388,360
    16,300        Sabre Holdings Corp.* ..............        728,284
    17,100        TeleTech Holdings, Inc.* ...........        265,221
                                                         ------------
                                                            1,381,865
                                                         ------------
                  Movies/Entertainment (0.1%)
    13,700        Fox Entertainment Group, Inc.
                    (Class A)* .......................        288,385
     5,900        International Speedway Corp.
                    (Class A) ........................        240,425
                                                         ------------
                                                              528,810
                                                         ------------
                  Multi-Line Insurance (0.9%)
    40,300        American International Group, Inc. .      2,988,245
     7,100        Loews Corp. ........................        429,195
                                                         ------------
                                                            3,417,440
                                                         ------------
                  Oilfield Services/Equipment (1.7%)
    96,400        Baker Hughes Inc. ..................      3,393,280
    64,300        BJ Services Co.* ...................      1,993,300
     6,400        Schlumberger Ltd. ..................        360,896
     4,600        Smith International, Inc.* .........   $    253,230
    11,900        Weatherford International, Inc.* ...        458,031
                                                         ------------
                                                            6,458,737
                                                         ------------
                  Other Consumer Services (1.1%)
    36,100        Apollo Group, Inc. (Class A)*.......      1,684,065
    16,940        Block (H.&R.), Inc. ................        783,644
     7,200        Career Education Corp.* ............        237,600
    11,400        eBay, Inc.* ........................        672,828
     8,400        Hotel Reservations Network, Inc.
                    (Class A)* .......................        470,148
    12,200        Weight Watchers International, Inc.*        472,750
                                                         ------------
                                                            4,321,035
                                                         ------------
                  Packaged Software (6.6%)
  203,800         Ascential Software Corp.* ..........        923,214
   42,300         BMC Software, Inc.* ................        747,441
   29,100         Cadence Design Systems, Inc.* ......        689,670
    4,100         Cognos, Inc. (Canada)* .............        108,076
   45,500         Computer Associates International,
                    Inc. .............................      1,567,930
   33,800         Compuware Corp.* ...................        459,680
   28,700         Intuit Inc.* .......................      1,126,475
   14,400         Legato Systems, Inc.* ..............        201,600
   26,000         Mercury Interactive Corp.* .........        990,290
  135,250         Microsoft Corp.*** .................      8,616,778
   17,300         MRO Software, Inc. .................        453,260
   96,400         Network Associates, Inc.* ..........      2,891,036
   87,350         Oracle Corp.* ......................      1,507,661
   12,500         Peregine Systems, Inc.* ............         99,875
   39,300         Rational Software Corp.* ...........        922,764
    2,450         SAP AG (Germany) ...................        340,739
   27,500         Symantec Corp.* ....................      2,163,150
   40,200         VERITAS Software Corp.* ............      1,710,510
                                                         ------------
                                                           25,520,149
                                                         ------------




                  Pharmaceuticals: Generic Drugs (0.3%)
    5,600         Barr Laboratories, Inc.* ...........        408,800
   23,000         Mylan Laboratories, Inc. ...........        774,870
                                                         ------------
                                                            1,183,670
                                                         ------------


                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) continued


   NUMBER OF
     SHARES                                                       VALUE
----------------------------------------------------------------------------
                       Pharmaceuticals: Major (5.6%)
     13,200            Abbott Laboratories .................   $    761,640
     82,875            American Home Products Corp. ........      5,358,698
     30,800            Bristol-Myers Squibb Co. ............      1,397,396
     35,900            Johnson & Johnson ...................      2,064,609
     34,900            Merck & Co., Inc. ...................      2,065,382
    233,325            Pfizer, Inc. ........................      9,722,653
      8,300            Pharmacia Corp. .....................        336,150
                                                               ------------
                                                                 21,706,528
                                                               ------------
                       Pharmaceuticals: Other (1.5%)
      3,000            Allergan, Inc. ......................        200,250
     48,500            Biovail Corp. (Canada)* .............      2,278,530
     24,500            Forest Laboratories, Inc.* ..........      2,031,050
     31,666            King Pharmaceuticals, Inc.* .........      1,152,642
      5,700            Medicis Pharmaceutical Corp.
                         (Class A)* ........................        330,372
                                                               ------------
                                                                  5,992,844
                                                               ------------
                       Property - Casualty Insurers (1.1%)
     23,500            ACE, Ltd. (Bermuda) .................        912,975
        200            Berkshire Hathaway, Inc. (Class B)*..        490,600
     11,100            Everest Re Group, Ltd. (Bermuda) ....        762,570
      6,000            Progressive Corp. (The) .............        887,100
      5,300            RenaissanceRe Holdings Ltd. (Bermuda)        515,425
      9,500            XL Capital Ltd. (Class A) (Bermuda)..        837,140
                                                               ------------
                                                                  4,405,810
                                                               ------------
                       Publishing: Newspapers (0.1%)
     10,900            New York Times Co. (The) (Class A)...        459,217
                                                               ------------
                       Pulp & Paper (0.2%)
     10,200            International Paper Co. .............        426,156
    144,400            Jefferson Smurfit Group PLC (Ireland)        306,199
                                                               ------------
                                                                    732,355
                                                               ------------
                       Railroads (0.5%)
     17,300            CSX Corp. ...........................        692,000
     26,500            Norfolk Southern Corp. ..............        597,575
      8,800            Union Pacific Corp. .................        546,040
                                                               ------------
                                                                  1,835,615
                                                               ------------
                       Recreational Products (1.4%)
     30,250            Activision, Inc.* ...................   $    794,970
     42,500            Electronic Arts Inc.* ...............      2,255,475
     12,700            Hasbro, Inc. ........................        209,550
     26,800            International Game
                       Technology* .........................      1,763,440
     14,500            Mattel, Inc. ........................        275,500
      1,700            THQ, Inc.* ..........................         76,568
                                                               ------------
                                                                  5,375,503
                                                               ------------
                       Regional Banks (1.1%)
     14,400            Compass Bancshares, Inc. ............        416,592
     14,800            Fifth Third Bancorp .................        936,100
     22,100            First Tennessee National Corp.               754,052
      2,800            M&T Bank Corp. ......................        210,000
      5,600            Marshall & Ilsley Corp. .............        331,072
     16,900            National Commerce Financial Corp. ...        428,584
     22,100            North Fork Bancorporation, Inc. .....        735,930
     11,100            TCF Financial Corp. .................        546,897
                                                               ------------
                                                                  4,359,227
                                                               ------------
                       Restaurants (2.1%)
     19,900            Applebee's International, Inc. ......        749,235
     44,500            Brinker International, Inc.* ........      1,502,320
     38,600            CBRL Group, Inc. ....................      1,181,160
      6,100            Cheesecake Factory, Inc. (The)*              218,990
     18,500            Darden Restaurants, Inc. ............        762,200
     22,900            Outback Steakhouse, Inc.* ...........        849,590
     16,700            Ruby Tuesday, Inc. ..................        421,675
     19,600            Starbucks Corp.* ....................        465,892
     28,500            Tricon Global Restaurants, Inc.* ....      1,590,300
     10,800            Wendy's International, Inc. .........        336,960
                                                               ------------
                                                                  8,078,322
                                                               ------------
                       Savings Banks (0.1%)
      7,100            Charter One Financial, Inc. .........        211,438
                                                               ------------




                       Semiconductors (7.1%)
     39,600            Altera Corp.* .......................        994,752
     28,800            Broadcom Corp. (Class A)* ...........      1,223,136
     31,700            Fairchild Semiconductor Corp.
                         (Class A)* ........................        836,563
     13,300            Genesis Microchip, Inc.* ............        804,251


                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) continued


  NUMBER OF
    SHARES                                                        VALUE
---------------------------------------------------------------------------
     11,400            GlobespanVirata, Inc. ..............   $    185,136
     35,000            Integrated Device Technology, Inc.*.      1,069,250
    226,750            Intel Corp. ........................      7,945,320
     25,200            Intersil Corp. (Class A)* ..........        748,944
     21,300            Linear Technology Corp. ............        881,181
     30,800            Marvell Technology Group Ltd.
                         (Bermuda)* .......................      1,236,312
     11,400            Maxim Integrated Products, Inc.*....        632,586
     54,300            Microchip Technology Inc.* .........      2,046,567
     28,200            Micron Technology, Inc.* ...........        951,750
     48,100            MIPS Technologies, Inc. (Class B)*..        477,633
     32,000            NVIDIA Corp.* ......................      2,103,680
      2,220            Samsung Electronics Co., Ltd. (GDR)
                         - 144A+ (South Korea) ............        272,505
     22,200            Semtech Corp.* .....................        768,342
     12,200            Taiwan Semiconductor Manufacturing
                         Co. Ltd. (ADR) (Taiwan)* .........        207,034
     80,950            Texas Instruments, Inc. ............      2,526,450
     41,100            Xilinx, Inc.* ......................      1,781,685
                                                              ------------
                                                                27,693,077
                                                              ------------
                       Services to the Health Industry (1.8%)
     54,900            Laboratory Corp. of America
                         Holdings* ........................      4,468,860
     38,300            Quest Diagnostics Inc.* ............      2,653,807
                                                              ------------
                                                                 7,122,667
                                                              ------------
                       Specialty Stores (1.3%)
     17,100            AutoZone, Inc.* ....................      1,156,815
     36,900            Bed Bath & Beyond Inc.* ............      1,276,002
     12,000            Circuit City Stores, Inc. - CarMax
                         Group ............................        252,840
     20,200            Michaels Stores, Inc.* .............        707,000
     34,100            Office Depot, Inc.* ................        560,945
     17,300            Pier 1 Imports, Inc. ...............        326,797
     11,600            Sonic Automotive, Inc.* ............        330,600
      8,400            Williams-Sonoma, Inc.* .............        386,400
                                                              ------------
                                                                 4,997,399
                                                              ------------
                       Steel (0.1%)
      8,400            AK Steel Holding Corp. .............   $    115,752
      4,400            Nucor Corp. ........................        263,120
                                                              ------------
                                                                   378,872
                                                              ------------
                       Telecommunication Equipment (1.1%)
     30,900            Microtune, Inc.* ...................        666,513
     11,600            Plantronics, Inc.* .................        263,784
     62,500            Polycom, Inc.* .....................      2,186,250
     15,300            QUALCOMM Inc.* .....................        675,189
     34,400            RF Micro Devices, Inc.* ............        629,864
                                                              ------------
                                                                 4,421,600
                                                              ------------
                       Tobacco (0.2%)
     27,300            Carolina Group .....................        764,400
                                                              ------------
                       Tools/Hardware (0.1%)
      9,600            Stanley Works (The) ................        425,280
                                                              ------------
                       Trucking (0.5%)
      9,500            Heartland Express, Inc.* ...........        332,975
      8,800            Hunt (J.B.) Tansport Services, Inc.*        244,552
      2,500            Landstar Systems, Inc.* ............        217,025
      8,900            Roadway Corp. ......................        357,335
     14,800            Swift Transportation Co., Inc.*             363,784
     10,400            Werner Enterprises, Inc. ...........        302,744
                                                              ------------
                                                                 1,818,415
                                                              ------------
                       Trucks/Construction/Farm Machinery (0.2%)
     12,300            Deere & Co. ........................        540,831
      5,500            Navistar International Corp.* ......        214,555
                                                              ------------
                                                                   755,386
                                                              ------------
                       Wholesale Distributors (0.1%)
     12,700            Genuine Parts Co. ..................        451,104
                                                              ------------
                       Wireless Telecommunications (0.5%)
    120,900            Sprint Corp. (PCS Group)* ..........      1,980,342
                                                              ------------
                       Total Common Stocks
                       (Cost $363,626,326) ................    375,961,558
                                                              ------------





                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                         VALUE
------------------------------------------------------------
              Short-Term Investment (2.1%)
              Repurchase Agreement
   $8,026     Joint repurchase agreement
              account 1.91% due
              02/01/02 (date 01/31/02;
              proceeds $8,026,426) (a)
              (Cost $8,026,000) .............   $  8,026,000
                                                ------------
Total Investments
(Cost $371,652,326) (b) ..........    98.9%      383,987,558
Other Assets in Excess of
Liabilities ......................     1.1         4,431,080
                                     -----      ------------
Net Assets .......................   100.0%     $388,418,638
                                     =====      ============

---------------------------
ADR     American Depository Receipt.
GDR     Global Depository Receipt.
 *      Non-income producing security.
** Some of these securities are segregated in connection with open futures contracts.
 +      Resale is restricted to qualified institutional investors.
(a)     Collateralized by federal agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $24,636,649 and the aggregate gross unrealized depreciation is $12,301,417, resulting in net unrealized appreciation of $12,335,232.


Futures Contracts Open at January 31, 2002:


                         DESCRIPTION,      UNDERLYING
  NUMBER                  DELIVERY            FACE           UNREALIZED
    OF        LONG/        MONTH,            AMOUNT         APPRECIATION/
CONTRACTS     SHORT       AND YEAR          AT VALUE        DEPRECIATION
-------------------------------------------------------------------------
    37        SHORT      Nasdaq 100
                         Index
                         March/2002        $(5,747,950)       $229,853
     8        SHORT      S & P 500
                         Index
                         March/2002         (2,260,800)        (24,451)
                                                              --------
 Net Unrealized Appreciation .........................        $205,402
                                                              ========






                        See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
FINANCIAL STATEMENTS


Statement of Assets and Liabilities
January 31, 2002 (unaudited)


Assets:
Investments in securities, at value
 (cost $371,652,326) ..............................................    $383,987,558
Receivable for:
  Investments sold ................................................      17,362,673
  Shares of beneficial interest sold ..............................         448,754
  Dividends .......................................................         112,186
Prepaid expenses and other assets .................................         287,944
                                                                       ------------
  Total Assets ....................................................     402,199,115
                                                                       ------------
Liabilities:
Payable for:
  Investments purchased ...........................................      10,695,660
  Shares of beneficial interest repurchased .......................       1,204,716
  Distribution fee ................................................         302,551
  Investment management fee .......................................         250,989
  Variation margin ................................................          74,200
Payable to bank ...................................................       1,159,139
Accrued expenses and other payables ...............................          93,222
                                                                       ------------
  Total Liabilities ...............................................      13,780,477
                                                                       ------------
  Net Assets ......................................................    $388,418,638
                                                                       ============
Composition of Net Assets:
Paid-in-capital ...................................................    $500,529,716
Net unrealized appreciation .......................................      12,540,635
Accumulated net investment loss ...................................      (2,601,878)
Accumulated net realized loss .....................................    (122,049,835)
                                                                       ------------
  Net Assets ......................................................    $388,418,638
                                                                       ============
Class A Shares:
Net Assets ........................................................     $28,592,272
Shares Outstanding (unlimited authorized, $.01 par value) .........       3,678,564
  Net Asset Value Per Share .......................................           $7.77
                                                                              =====
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net assets value) ................           $8.20
                                                                              =====
Class B Shares:
Net Assets ........................................................    $296,464,758
Shares Outstanding (unlimited authorized, $.01 par value) .........      38,410,730
  Net Asset Value Per Share .......................................           $7.72
                                                                              =====
Class C Shares:
Net Assets ........................................................     $48,456,532
Shares Outstanding (unlimited authorized, $.01 par value) .........       6,278,130
  Net Asset Value Per Share .......................................           $7.72
                                                                              =====
Class D Shares:
Net Assets ........................................................     $14,905,076
Shares Outstanding (unlimited authorized, $.01 par value) .........       1,913,212
  Net Asset Value Per Share .......................................           $7.79
                                                                              =====

                        See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
FINANCIAL STATEMENTS continued


Statement of Operations
For the six months ended January 31, 2002 (unaudited)


Net Investment Loss:
Income
Dividends (net of $1,593 foreign withholding tax) .........     $    943,166
Interest ..................................................          319,978
                                                                ------------
  Total Income ............................................        1,263,144
                                                                ------------
Expenses
Distribution fee (Class A shares) .........................           38,239
Distribution fee (Class B shares) .........................        1,498,280
Distribution fee (Class C shares) .........................          248,879
Investment management fee .................................        1,488,716
Transfer agent fees and expenses ..........................          420,265
Custodian fees ............................................           97,588
Professional fees .........................................           28,156
Shareholder reports and notices ...........................           18,039
Registration fees .........................................           16,575
Trustees' fees and expenses ...............................            6,565
Other .....................................................            3,679
                                                                ------------
  Total Expenses ..........................................        3,864,981
                                                                ------------
  Net Investment Loss .....................................       (2,601,837)
                                                                ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments .............................................      (61,913,248)
  Futures contracts .......................................         (388,246)
                                                                ------------
  Net Loss ................................................      (62,301,494)
                                                                ------------
Net change in unrealized appreciation/depreciation on:
  Investments .............................................       23,923,564
  Futures contracts .......................................          205,403
                                                                ------------
  Net Appreciation ........................................       24,128,967
                                                                ------------
  Net Loss ................................................      (38,172,527)
                                                                ------------
Net Decrease ..............................................     $(40,774,364)
                                                                ============



                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
FINANCIAL STATEMENTS continued


Statement of Changes in Net Assets

                                                                                                         FOR THE PERIOD
                                                                                       FOR THE SIX     FEBRUARY 26, 2001*
                                                                                      MONTHS ENDED          THROUGH
                                                                                    JANUARY 31, 2002     JULY 31, 2001
                                                                                   -----------------   ------------------
                                                                                      (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss ..............................................................    $ (2,601,837)      $ (2,078,220)
Net realized loss ................................................................     (62,301,494)       (59,748,382)
Net change in unrealized depreciation ............................................      24,128,967        (11,588,332)
                                                                                      ------------       ------------
  Net Decrease ...................................................................     (40,774,364)       (73,414,934)
Net increase (decrease) from transactions in shares of beneficial interest .......     (15,909,095)       518,417,031
                                                                                      ------------       ------------
  Net Increase (Decrease) ........................................................     (56,683,459)       445,002,097
Net Assets:
Beginning of period ..............................................................     445,102,097            100,000
                                                                                      ------------       ------------
End of Period
(Including accumulated net investment losses of $2,601,878 and $41, respectively).    $388,418,638       $445,102,097
                                                                                      ============       ============

------------
*     Commencement of operations.



                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED)


1. Organization and Accounting Policies
Morgan Stanley All Star Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of companies that are believed to offer the potential for superior growth. The Fund was organized as a Massachusetts business trust on October 5, 2000 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on February 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Van Kampen Asset Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of

Morgan Stanley All Star Growth Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED) continued


securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts - A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Foreign Currency Translation - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are

Morgan Stanley All Star Growth Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED) continued


included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

G. Forward Foreign Currency Contracts - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its

Morgan Stanley All Star Growth Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED) continued


services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation, calculated by applying the annual rate of 0.60% to the portion of the Fund's average daily net assets managed by the Sub-Advisor.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $23,141,252 at January 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $2,200, $741,000 and $37,000, respectively and received approximately $54,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2002 aggregated $438,094,810 and $449,069,383, respectively.

Morgan Stanley All Star Growth Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED) continued


For the period ended January 31, 2002 the fund incurred brokerage commissions of $44,250 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                                                             FOR THE PERIOD
                                                          FOR THE SIX                      FEBRUARY 26, 2001*
                                                         MONTHS ENDED                            THROUGH
                                                       JANUARY 31, 2002                       JULY 31, 2001
                                              -----------------------------------   ---------------------------------
                                                          (unaudited)
                                                   SHARES             AMOUNT            SHARES            AMOUNT
                                              ---------------   -----------------   --------------   ----------------
CLASS A SHARES
Sold ......................................         422,584       $  3,263,389        4,814,042      $ 47,522,701
Redeemed ..................................        (997,957)        (7,517,163)        (562,605)       (5,025,160)
                                                 ----------       ------------       ----------      ------------
Net increase (decrease) - Class A .........        (575,373)        (4,253,774)       4,251,437        42,497,541
                                                 ----------       ------------       ----------      ------------
CLASS B SHARES
Sold ......................................       4,096,143         31,498,873       41,818,954       409,652,487
Redeemed ..................................      (4,848,167)       (36,982,781)      (2,658,700)      (23,733,802)
                                                 ----------       ------------       ----------      ------------
Net increase (decrease) - Class B .........        (752,024)        (5,483,908)      39,160,254       385,918,685
                                                 ----------       ------------       ----------      ------------
CLASS C SHARES
Sold ......................................         554,645          4,254,265        7,092,312        69,729,170
Redeemed ..................................        (776,451)        (5,924,230)        (594,876)       (5,325,527)
                                                 ----------       ------------       ----------      ------------
Net increase (decrease) - Class C .........        (221,806)        (1,669,965)       6,497,436        64,403,643
                                                 ----------       ------------       ----------      ------------
CLASS D SHARES
Sold ......................................         135,569          1,038,369        3,372,013        33,511,114
Redeemed ..................................        (718,598)        (5,539,817)        (878,272)       (7,913,952)
                                                 ----------       ------------       ----------      ------------
Net increase (decrease) - Class D .........        (583,029)        (4,501,448)       2,493,741        25,597,162
                                                 ----------       ------------       ----------      ------------
Net increase (decrease) in Fund ...........      (2,132,232)      $(15,909,095)      52,402,868      $518,417,031
                                                 ==========       ============       ==========      ============

------------
*     Commencement of operations.

Morgan Stanley All Star Growth Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED) continued


6. Federal Income Tax Status

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $59,748,000 during fiscal 2001.

As of July 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2002, the Fund had outstanding futures contracts but no outstanding forward contracts.

Morgan Stanley All Star Growth Fund
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                            FOR THE PERIOD
                                                        FOR THE SIX       FEBRUARY 26, 2001*
                                                       MONTHS ENDED            THROUGH
                                                     JANUARY 31, 2002       JULY 31, 2001
                                                    ------------------   -------------------
                                                        (unaudited)
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ............         $ 8.52               $10.00
                                                          ------               ------
Loss from investment operations:
 Net investment loss ............................          (0.03)               (0.02)
 Net realized and unrealized loss ...............          (0.72)               (1.46)
                                                          ------               ------
Total loss from investment operations ...........          (0.75)               (1.48)
                                                          ------               ------
Net asset value, end of period ..................         $ 7.77               $ 8.52
                                                          ======               ======
Total Return+(1) ...............................           (8.80)%             (14.80)%

Ratios to Average Net Assets(2)(3):
Expenses ........................................           1.30 %               1.37 %
Net investment loss .............................          (0.66)%              (0.44)%

Supplemental Data:
Net assets, end of period, in thousands .........        $28,592              $36,225
Portfolio turnover rate(1) ......................            115 %                106 %

------------
 *     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
FINANCIAL HIGHLIGHTS continued


                                                                            FOR THE PERIOD
                                                        FOR THE SIX       FEBRUARY 26, 2001*
                                                       MONTHS ENDED            THROUGH
                                                     JANUARY 31, 2002       JULY 31, 2001
                                                    ------------------   -------------------
                                                        (unaudited)
Class B Shares++

Selected Per Share Data:
Net asset value, beginning of period ............        $ 8.49                $10.00
                                                         ------                ------
Loss from investment operations:
 Net investment loss ............................         (0.05)                (0.05)
 Net realized and unrealized loss ...............         (0.72)                (1.46)
                                                         ------                ------
Total loss from investment operations ...........         (0.77)                (1.51)
                                                         ------                ------
Net asset value, end of period ..................        $ 7.72                $ 8.49
                                                         ======                ======
Total Return+(1) ................................         (9.07)%              (15.10)%

Ratios to Average Net Assets(2)(3):
Expenses ........................................          2.05 %                2.12 %
Net investment loss .............................         (1.41)%               (1.19)%

Supplemental Data:
Net assets, end of period, in thousands .........      $296,465              $332,425
Portfolio turnover rate(1) ......................           115 %                 106 %

------------
 *     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
FINANCIAL HIGHLIGHTS continued


                                                                            FOR THE PERIOD
                                                        FOR THE SIX       FEBRUARY 26, 2001*
                                                       MONTHS ENDED            THROUGH
                                                     JANUARY 31, 2002       JULY 31, 2001
                                                    ------------------   -------------------
                                                        (unaudited)
Class C Shares++

Selected Per Share Data:
Net asset value, beginning of period ............         $ 8.49               $10.00
                                                          ------               ------
Loss from investment operations:
 Net investment loss ............................          (0.05)               (0.05)
 Net realized and unrealized loss ...............          (0.72)               (1.46)
                                                          ------               ------
Total loss from investment operations ...........          (0.77)               (1.51)
                                                          ------               ------
Net asset value, end of period ..................         $ 7.72               $ 8.49
                                                          ======               ======
Total Return+(1) ................................          (9.07)%             (15.10)%

Ratios to Average Net Assets(2)(3):
Expenses ........................................           2.05 %               2.12 %
Net investment loss .............................          (1.41)%              (1.19)%

Supplemental Data:
Net assets, end of period, in thousands .........        $48,457              $55,173
Portfolio turnover rate(1) ......................            115 %                106 %

------------
 *     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley All Star Growth Fund
FINANCIAL HIGHLIGHTS continued


                                                                            FOR THE PERIOD
                                                        FOR THE SIX       FEBRUARY 26, 2001*
                                                       MONTHS ENDED            THROUGH
                                                     JANUARY 31, 2002       JULY 31, 2001
                                                    ------------------   -------------------
                                                        (unaudited)
Class D Shares++

Selected Per Share Data:
Net asset value, beginning of period ............         $ 8.52               $10.00
                                                          ------               ------
Loss from investment operations:
 Net investment loss ............................          (0.02)               (0.01)
 Net realized and unrealized loss ...............          (0.71)               (1.47)
                                                          ------               ------
Total loss from investment operations ...........          (0.73)               (1.48)
                                                          ------               ------
Net asset value, end of period ..................         $ 7.79               $ 8.52
                                                          ======               ======
Total Return+(1). ...............................          (8.57)%             (14.80)%

Ratios to Average Net Assets(2)(3):
Expenses ........................................           1.05 %               1.12 %
Net investment loss .............................          (0.41)%              (0.19)%

Supplemental Data:
Net assets, end of period, in thousands .........        $14,905              $21,280
Portfolio turnover rate(1) ......................            115 %                106 %

------------
 *     Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

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




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


TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
James F. Higgins
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additonal information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.           39872RPT





Morgan Stanley

[GRAPHIC OMITTED]



MORGAN STANLEY
ALL STAR GROWTH FUND




Semiannual Report
January 31, 2002


--------------------------------------